Note 19 - Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		€ 4,946	[1],[2],[3],[4]	€ 4,093
Movements in financial assets including new business		480	[2],[5],[6]	1,686	[1],[3],[4]
Transfers due to changes in creditworthiness		0	[2],[5],[6]	0	[1],[3],[4]
Changes in models		0	[2],[5],[6]	0	[1],[3],[4]
Financial assets that have been derecognized during the period	[7]	(566)	[2],[5],[6]	(781)	[1],[3],[4],[8],[9]
Recovery of written off amounts		78	[2],[5],[6]	58	[1],[3],[4]
Foreign exchange and other changes		(43)	[2],[5],[6]	(110)	[1],[3],[4]
Balance, end of reporting period	[2]	4,895	[5],[6]	4,946	[1],[3],[4]
Provision for Credit Losses excluding country risk	[10]	480	[2],[5],[6],[11]	1,686	[1],[3],[4],[12],[13]
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		544	[1],[2],[3],[4]	549
Movements in financial assets including new business		(245)	[2],[5],[6]	(44)	[1],[3],[4]
Transfers due to changes in creditworthiness		138	[2],[5],[6]	77	[1],[3],[4]
Changes in models		0	[2],[5],[6]	0	[1],[3],[4]
Financial assets that have been derecognized during the period	[7]	0	[2],[5],[6]	0	[1],[3],[4],[8],[9]
Recovery of written off amounts		0	[2],[5],[6]	0	[1],[3],[4]
Foreign exchange and other changes		3	[2],[5],[6]	(38)	[1],[3],[4]
Balance, end of reporting period	[2]	440	[5],[6]	544	[1],[3],[4]
Provision for Credit Losses excluding country risk	[10]	(107)	[2],[5],[6],[11]	33	[1],[3],[4],[12],[13]
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		648	[1],[2],[3],[4]	492
Movements in financial assets including new business		85	[2],[5],[6]	309	[1],[3],[4]
Transfers due to changes in creditworthiness		(197)	[2],[5],[6]	(125)	[1],[3],[4]
Changes in models		0	[2],[5],[6]	0	[1],[3],[4]
Financial assets that have been derecognized during the period	[7]	0	[2],[5],[6]	0	[1],[3],[4],[8],[9]
Recovery of written off amounts		0	[2],[5],[6]	0	[1],[3],[4]
Foreign exchange and other changes		(4)	[2],[5],[6]	(28)	[1],[3],[4]
Balance, end of reporting period	[2]	532	[5],[6]	648	[1],[3],[4]
Provision for Credit Losses excluding country risk	[10]	(112)	[2],[5],[6],[11]	184	[1],[3],[4],[12],[13]
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		3,614	[1],[2],[3],[4]	3,015
Movements in financial assets including new business		615	[2],[5],[6]	1,348	[1],[3],[4]
Transfers due to changes in creditworthiness		58	[2],[5],[6]	49	[1],[3],[4]
Changes in models		0	[2],[5],[6]	0	[1],[3],[4]
Financial assets that have been derecognized during the period	[7]	(561)	[2],[5],[6]	(781)	[1],[3],[4],[8],[9]
Recovery of written off amounts		55	[2],[5],[6]	58	[1],[3],[4]
Foreign exchange and other changes		(41)	[2],[5],[6]	(75)	[1],[3],[4]
Balance, end of reporting period	[2]	3,740	[5],[6]	3,614	[1],[3],[4]
Provision for Credit Losses excluding country risk	[10]	673	[2],[5],[6],[11]	1,397	[1],[3],[4],[12],[13]
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		139	[1],[2],[3],[4],[14],[15]	36
Movements in financial assets including new business		26	[2],[5],[6],[16],[17]	72	[1],[3],[4],[14],[15]
Changes in models		0	[2],[5],[6],[17]	0	[1],[3],[4],[14],[15]
Financial assets that have been derecognized during the period	[7]	(5)	[2],[5],[6],[17]	0	[1],[3],[4],[8],[9],[14],[15]
Recovery of written off amounts		23	[2],[5],[6],[17]	0	[1],[3],[4],[14],[15]
Foreign exchange and other changes		0	[2],[5],[6],[17]	31	[1],[3],[4],[14],[15]
Balance, end of reporting period	[2]	182	[5],[6],[17]	139	[1],[3],[4],[14],[15]
Provision for Credit Losses excluding country risk	[10]	€ 26	[2],[5],[6],[11],[17]	€ 72	[1],[3],[4],[12],[13],[14],[15]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[5]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019
[6]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[7]	This position includes charge offs of allowance for credit losses.
[8]	This position includes charge offs of allowance for credit losses.
[9]	This position includes charge offs of allowance for credit losses.
[10]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[11]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[12]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[13]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[14]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019
[15]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019.
[16]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 50 million in 2020
[17]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 50 million in 2020.